RELATED PARTY TRANSACTIONS (Details 2) - USD ($)					1 Months Ended		12 Months Ended
	Nov. 18, 2019	Oct. 15, 2019	Oct. 11, 2019	Sep. 10, 2019	Sep. 25, 2019	Aug. 19, 2019	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								$ 589,812
Strategic IR [Member]
Short-term Debt [Line Items]
Maturity date	Nov. 18, 2020	Jan. 13, 2020	Jan. 09, 2020	Dec. 10, 2019	Dec. 25, 2019	Nov. 17, 2019
Strategic IR [Member] | 18% Convertible Notes Payable Due April 25, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							18.00%
Maturity date							Apr. 25, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties
Strategic IR [Member] | 15% Convertible Notes Payable Due December 8, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							15.00%
Maturity date							Dec. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								12,193
Strategic IR [Member] | 15% Convertible Notes Payable Due December 8, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							15.00%
Maturity date							Dec. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								24,573
Strategic IR [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							15.00%
Maturity date							Dec. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								65,091
Strategic IR [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							15.00%
Maturity date							Dec. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								139,940
Strategic IR [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							8.00%
Maturity date							Sep. 19, 2019
Principal
Accrued interest
Convertible debt - related parties
Strategic IR [Member] | 6% Convertible Notes Payable Due July 17, 2020 [Member]
Short-term Debt [Line Items]
Interest rate							6.00%
Maturity date							Jul. 17, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties
Cobbolo Limited [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							15.00%
Maturity date							Dec. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								64,726
Cobbolo Limited [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							15.00%
Maturity date							Dec. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								64,146
Gibbs International Holdings [Member] | Convertible Promissory Note Due On demand [Member]
Short-term Debt [Line Items]
Interest rate							15.00%
Maturity date							On Demand
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								63,798
Gibbs International Holdings [Member] | Convertible Promissory Note Due August 31, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							8.00%
Maturity date							Aug. 31, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties								155,345
Bellridge Capital LP [Member] | Convertible Promissory Note Due April 25, 2019 [Member]
Short-term Debt [Line Items]
Interest rate							18.00%
Maturity date							Apr. 25, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties
West Point Partners, LLC [Member] | Convertible Promissory Note Due September 3, 2020 [Member]
Short-term Debt [Line Items]
Interest rate							8.00%
Maturity date							Sep. 03, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties
West Point Partners, LLC [Member] | Convertible Promissory Note Due November 18, 2020 [Member]
Short-term Debt [Line Items]
Interest rate							6.00%
Maturity date							Nov. 18, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties
West Point Partners, LLC [Member] | Convertible Promissory Note Due October 21, 2020 [Member]
Short-term Debt [Line Items]
Interest rate							8.00%
Maturity date							Oct. 21, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible debt - related parties